Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Turnover	€ 31,117	€ 30,428
Operating profit	5,948	5,516
Net finance costs	(358)	(259)
Pensions and similar obligations	35	50
Finance income	217	208
Finance costs	(610)	(517)
Net monetary gain/(loss) arising from hyperinflationary economies	(157)	(98)
Share of net profit/(loss) of joint ventures and associates	138	118
Other income/(loss) from non-current investments and associates	(5)	(10)
Profit before taxation	5,566	5,267
Taxation	(1,550)	(1,385)
Net profit	4,016	3,882
Attributable to:
Non-controlling interests	315	334
Shareholders’ equity	€ 3,701	€ 3,548
Earnings per share
Basic earnings per share (in euros per share)	€ 1.48	€ 1.41
Diluted earnings per share (in euros per share)	€ 1.47	€ 1.40